Subsequent events	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Subsequent events

28.	Subsequent events

The following non-adjusting events occurred after the end of the reporting period.

QIND - forbearance agreement

On 10 July 2026, QIND entered into a Promissory Note & Loan Modification and Forbearance Agreement with RB Capital Partners, Inc. in respect of two matured convertible promissory notes (original principal $1,100,000 and $200,000, 7% interest), with an aggregate outstanding balance of approximately $1,587,000 at 30 June 2026. QIND agreed to pay $1,675,000 in 19 monthly instalments from 30 July 2026 to 15 January 2028, and the maturity of the notes was extended to 1 March 2028. The holder agreed to forbear from exercising its rights and remedies until the earliest of 1 March 2028, an uncured default or termination, and retains the right to convert principal into QIND common stock at $1.00 per share.

Completion of the acquisition of Royal Uranium

On 21 July 2026, the Company completed the acquisition of Royal Uranium pursuant to the Share Exchange Agreement, as amended on 11 June 2026. The shareholders of Royal Uranium transferred all 81,881,029 issued and outstanding common shares of Royal Uranium to the Company in exchange for 3,750,018 Class A Ordinary Shares, and Royal Uranium became a wholly owned subsidiary of the Company. Following the closing, the Company’s shareholders prior to the transaction held approximately 36.7% of the outstanding Class A Ordinary Shares and the former Royal Uranium shareholders approximately 63.3%. The acquisition will be accounted for as an asset acquisition, as Royal Uranium does not constitute a business under IFRS 3. The initial accounting for the acquisition was incomplete when these condensed consolidated financial statements were authorised for issue and will be finalised in the consolidated financial statements for the year ending 31 December 2026. Costs directly attributable to the acquisition incurred up to 30 June 2026, comprising the advisory fee under the element advisory agreements (Note 7) and legal and fairness opinion fees, totalling €1,038k, have been capitalised and are presented within other assets, and will be included in the cost of the assets acquired.

At the Market Offering

On 29 July 2026, the Company filed a prospectus supplement under its shelf registration statement on Form F-3 for the offer and sale of Class A Ordinary Shares with a maximum aggregate offering price of $6,619,798 under the At the Market Offering Agreement dated 16 May 2025 with H.C. Wainwright & Co., LLC.

Bevilacqua PLLC letter agreement

On 3 August 2026, the Company entered into a letter agreement with Bevilacqua PLLC in respect of an outstanding balance of $637,157 at 31 July 2026. Bevilacqua PLLC applied a 15% discount to the $605,908 balance for services other than SEC maintenance, reducing it to $515,022. The Company agreed to issue Class A Ordinary Shares with a value of $100,000, priced at a 20% discount to market, and to pay a minimum of $250,000 on execution.

August 2026 private placement

On 7 August 2026, the Company entered into a Securities Purchase Agreement with certain investors to issue 421,563 Class A Ordinary Shares, pre-funded warrants to purchase 176,468 Class A Ordinary Shares at an exercise price of $0.0035 per share and warrants to purchase 598,031 Class A Ordinary Shares at an exercise price of $3.50 per share, exercisable for three years, for aggregate gross proceeds of approximately $1,525,000.

Restatement of the 2025 consolidated financial statements

On 6 October 2026, the Company filed its Annual Report on Form 20-F/A (Amendment No. 1), including the restated consolidated financial statements for the year ended 31 December 2025 (Note 2).

These unaudited condensed consolidated financial statements were approved by the Board of Directors on 12 October 2026.